Stockholders' Equity (Details) - Schedule of Options Outstanding and Exercisable - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity (Details) - Schedule of Options Outstanding and Exercisable [Line Items]
Exercise Price (in Dollars per share)		$ 4.96
Number of Options Outstanding		912,736
Number of Options Exercisable		2,399,371
Weighted Average Remaining Contractual Years	7 years 9 months 14 days	8 years 4 months 2 days
Intrinsic Value (in Dollars)		$ 1,951,117
Exercise Price Range at Four Point Zero Four [Member]
Stockholders' Equity (Details) - Schedule of Options Outstanding and Exercisable [Line Items]
Exercise Price (in Dollars per share)		$ 4.04
Number of Options Outstanding		496,486
Number of Options Exercisable		496,489
Weighted Average Remaining Contractual Years		7 years 5 months 4 days
Intrinsic Value (in Dollars)		$ 1,509,317
Exercise Price Range at Five Point Zero Zero [Member]
Stockholders' Equity (Details) - Schedule of Options Outstanding and Exercisable [Line Items]
Exercise Price (in Dollars per share)		$ 5
Number of Options Outstanding		166,250
Number of Options Exercisable		53,357
Weighted Average Remaining Contractual Years		9 years 1 month 2 days
Intrinsic Value (in Dollars)		$ 110,983
Exercise Price Range at Five Point Four Eight [Member]
Stockholders' Equity (Details) - Schedule of Options Outstanding and Exercisable [Line Items]
Exercise Price (in Dollars per share)		$ 5.48
Number of Options Outstanding		50,000
Number of Options Exercisable		40,000
Weighted Average Remaining Contractual Years		8 years 7 months 17 days
Intrinsic Value (in Dollars)		$ 64,000
Exercise Price Range at Seven Point Zero Zero [Member]
Stockholders' Equity (Details) - Schedule of Options Outstanding and Exercisable [Line Items]
Exercise Price (in Dollars per share)		$ 7
Number of Options Outstanding		200,000
Number of Options Exercisable		10,000
Weighted Average Remaining Contractual Years		9 years 10 months 2 days
Intrinsic Value (in Dollars)		$ 800